Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS

NOTE 7 – CONCENTRATIONS

Customer concentration

For the six months ended June 30, 2024 and 2023, one licensee accounted for 100% total revenues from customer license fees.

Vendor concentrations

For the six months ended June 30, 2024, two licensors accounted for 100% of the Company’s vendor license agreements (see Note 8) related to the Company’s biopharmaceutical operations. For the six months ended June 30, 2023, one licensor accounted for 100% of the Company’s vendor license agreements (see Note 8) related to the Company’s biopharmaceutical operations.

NOTE 7 – CONCENTRATIONS

Customer concentration

For the years ended December 31, 2023 and 2022, one licensee accounted for 100% total revenues from customer license fees.

Vendor concentrations

For the years ended December 31, 2023 and 2022, one licensor accounted for 100% of the Company’s vendor license agreements (see below) related to the Company’s biopharmaceutical operations.